Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 29, 2019
PGIM Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return, through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 27 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 47 of the Fund's Prospectus and in Rights of Accumulation on page 57 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE<br/><br/>Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its investable assets in currencies of, and fixed-income instruments denominated in local currencies of, emerging market countries. The Fund may invest in derivatives, such as forward contracts, options, futures contracts or swap agreements, denominated in any currency. Such investments will be included under the 80% of assets policy noted above so long as the underlying asset of such derivative is a currency or fixed-income instrument denominated in the currency of an emerging market country and such investments are subject to the Fund's limit of investing up to 25% of its net assets in derivatives. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund generally considers emerging market countries to be countries that are on the World Bank's list of low or middle income countries as well as any other country that the subadviser believes has an emerging economy or market. Emerging market countries include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Romania, Russia, Singapore, Slovakia, South Africa, South Korea, Taiwan, Thailand, and Turkey. The Fund may invest to a lesser extent in lesser-developed emerging market countries that are not included in standard emerging market benchmarks and are not widely followed by investors (commonly referred to as “frontier countries”). The Fund's investments may be highly concentrated in a geographic region or country and under normal circumstances the Fund will invest in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. The Fund's fixed-income instruments may include bonds, debt securities and derivatives issued by various US and non-US public or private sector entities. The Fund may invest up to 50% of its net assets in junk bonds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In determining which securities to buy and sell, the subadviser considers country and currency selection, economic conditions, interest rate fundamentals, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the subadviser believes to be relevant. The subadviser also evaluates individual debt securities within each fixed-income sector based upon their relative investment merit and considers factors such as yield, duration and potential for price appreciation as well as credit quality, maturity and risk.

		In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Currency Risk. The Fund's assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country's currency relative to the US dollar will negatively affect the dollar value of the Fund's assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Credit Risk. Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund's income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s rate-setting policies. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares)<sup>1</sup>
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
10.13%	-12.27%
1st Quarter 2016	2nd Quarter 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PGIM Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.07%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been updated from the most recent annual report to reflect current expenses
1 Year	rr_ExpenseExampleYear01	$ 560
3 Years	rr_ExpenseExampleYear03	993
5 Years	rr_ExpenseExampleYear05	1,451
10 Years	rr_ExpenseExampleYear10	2,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	560
3 Years	rr_ExpenseExampleNoRedemptionYear03	993
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,451
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,717
One Year	rr_AverageAnnualReturnYear01	(12.51%)
Five Years	rr_AverageAnnualReturnYear05	(2.21%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
PGIM Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	3.04%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	4.84%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.96%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.88%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been updated from the most recent annual report to reflect current expenses
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	1,191
5 Years	rr_ExpenseExampleYear05	2,194
10 Years	rr_ExpenseExampleYear10	4,715
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,191
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,715
One Year	rr_AverageAnnualReturnYear01	(10.18%)
Five Years	rr_AverageAnnualReturnYear05	(2.08%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
PGIM Emerging Markets Debt Local Currency Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	1,645
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	394
5 Years	rr_ExpenseExampleNoRedemptionYear05	721
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,645
2012	rr_AnnualReturn2012	19.21%	[4]
2013	rr_AnnualReturn2013	(11.11%)	[4]
2014	rr_AnnualReturn2014	(4.52%)	[4]
2015	rr_AnnualReturn2015	(13.65%)	[4]
2016	rr_AnnualReturn2016	7.87%	[4]
2017	rr_AnnualReturn2017	16.24%	[4]
2018	rr_AnnualReturn2018	(8.39%)	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.27%)
One Year	rr_AverageAnnualReturnYear01	(8.39%)
Five Years	rr_AverageAnnualReturnYear05	(1.08%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
PGIM Emerging Markets Debt Local Currency Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[5]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[5]
Exchange fee	rr_ExchangeFeeOverRedemption	none	[5]
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other expenses	rr_OtherExpensesOverAssets	1595.11%	[1],[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1595.91%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1595.03%)	[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[2],[5]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been updated from the most recent annual report to reflect current expenses
1 Year	rr_ExpenseExampleYear01	$ 90	[5]
3 Years	rr_ExpenseExampleYear03	10,502	[5]
5 Years	rr_ExpenseExampleYear05	10,502	[5]
10 Years	rr_ExpenseExampleYear10	10,502	[5]
1 Year	rr_ExpenseExampleNoRedemptionYear01	90	[5]
3 Years	rr_ExpenseExampleNoRedemptionYear03	10,502	[5]
5 Years	rr_ExpenseExampleNoRedemptionYear05	10,502	[5]
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,502	[5]
One Year	rr_AverageAnnualReturnYear01	(8.22%)	[6]
Five Years	rr_AverageAnnualReturnYear05	(0.95%)	[6]
Ten Years	rr_AverageAnnualReturnYear10		[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011	[6]
PGIM Emerging Markets Debt Local Currency Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.75%)
Five Years	rr_AverageAnnualReturnYear05	(1.63%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
PGIM Emerging Markets Debt Local Currency Fund | Return After Taxes on Distribution and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.97%)
Five Years	rr_AverageAnnualReturnYear05	(1.05%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
PGIM Emerging Markets Debt Local Currency Fund | JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.21%)
Five Years	rr_AverageAnnualReturnYear05	(0.96%)
Ten Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)	[7]
PGIM Emerging Markets Debt Local Currency Fund | Lipper Emerging Markets Local Currency Debt Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.83%)
Five Years	rr_AverageAnnualReturnYear05	(0.91%)
Ten Years	rr_AverageAnnualReturnYear10	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)	[7]

[1]	Other expenses have been updated from the most recent annual report to reflect current expenses
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.88% of average daily net assets for Class C shares, 0.88% of average daily net assets for Class Z shares, and 0.88% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[4]	Without the contractual expense limitation, the annual returns would have been lower.
[5]	Formerly known as Class Q.
[6]	Formerly known as Class Q shares.
[7]	Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.